Strategic Investments and Fair Value of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2011
Strategic Investments and Fair Value of Financial Instruments [Abstract]
Summary of Recorded value and fair value of strategic investments

	September 30,
	2011	2010
	(In thousands of U.S. dollars)
Albemarle & Bond:
Recorded value	$48,361	$43,127
Fair value	91,741	75,520

Cash Converters:
Recorded value	71,958	58,259
Fair value	53,600	70,005

Albemarle and Bond Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Summary of financial information

	As of June 30,
	2011	2010
	(In thousands)
Current assets	$125,862	$97,476
Non-current assets	64,325	52,325

Total assets	$190,187	$149,801

Current liabilities	$18,620	$17,898
Non-current liabilities	57,016	42,078
Shareholders’ equity	114,551	89,825

Total liabilities and shareholders’ equity	$190,187	$149,801

	Years ended June 30,
	2011	2010	2009
	(In thousands)
Gross revenues	$162,002	$129,794	$89,712
Gross profit	97,197	84,850	68,572
Profit for the year (net income)	24,324	22,792	17,239

Cash Converters International Limited [Member]
Schedule of Equity Method Investments [Line Items]
Summary of financial information

	As of June 30,
	2011	2010
	(In thousands)
Current assets	$119,633	$96,489
Non-current assets	126,811	72,408

Total assets	$246,444	$168,897

Current liabilities	$38,235	$19,179
Non-current liabilities	22,528	10,199
Shareholders’ equity	185,681	139,519

Total liabilities and shareholders’ equity	$246,444	$168,897

	Years Ended June 30,
	2011	2010
	(In thousands)
Gross revenues	$184,011	$111,218
Gross profit	138,997	84,296
Profit for the year (net income)	27,328	19,122